Convertible Note Payable (Details Narrative) (OWP Ventures, Inc.) - USD ($)	3 Months Ended	6 Months Ended	9 Months Ended
	Jun. 30, 2018	Jun. 30, 2019	Dec. 31, 2018	Nov. 30, 2018	Nov. 22, 2018
Debt discount		$ 125,000
Finance expense		$ 125,000
Common stock percentage		4.99%
Interest expense		$ 10,323
OWP Ventures, Inc. [Member]
Debt discount			$ 75,000
Finance expense			$ 75,000
Common stock percentage			4.99%	66.20%	66.20%
Interest expense			$ 1,529